SHAREHOLDERS' EQUITY (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	$ 2,365	$ 4,089	$ 1,540
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	768	1,773	430
Pre Commercialization Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	308	616	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	$ 1,289	$ 1,700	$ 1,110